RECEIVABLES AND OTHER (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 201,181	$ 66,615
Tax receivables	11,817	13,804
Total	$ 212,998	$ 80,419